Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2017
Prior service cost or loss amortization					$ 0	$ 0	$ 0
Amount recognized in accumulated other comprehensive income, expected to be recognized as a component of net periodic benefit cost in 2017					$ 64
Asset Allocations					100.00%	100.00%
Minimum cash contribution					$ 930
Amount recognized in compensation expense	$ 35,007	$ 31,086	$ 103,956	$ 96,929	125,068	$ 128,267	130,617
Minimum
Minimum cash contribution						300
Plan 401 K [Member]
Plan contributions					3,400	3,500
Plan 401 K [Member] | Supplemental Employee Retirement Plan [Member]
Accrued liability					1,900	1,900
Amount recognized in compensation expense					322	104	284
Plan 401 K [Member] | Unqualified Supplemental Retirement and Voluntary Deferred Compensation Plan [Member]
Accrued liability					3,200
Amount recognized in compensation expense					186	$ 102	$ 351
Deferred compensation					$ 3,000
Fixed Income Securities [Member]
Asset Allocations					55.00%	49.00%
Equity Securities [Member]
Asset Allocations					41.00%	41.00%
Other Securities [Member]
Asset Allocations					4.00%	10.00%
Scenario, Forecast [Member] | Minimum
Minimum cash contribution								$ 0